Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted-average common shares – basic (in shares)	170,312,328	172,764,838	170,752,520
Plus incremental weighted-average shares resulting from the assumed conversion of time-vested restricted stock awards (in shares)	129,000	216,000	214,000
Weighted-average common shares – diluted (in shares)	170,441,223	172,980,947	170,967,324